Property and Equipment - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 441,508	$ 415,494
Less: accumulated depreciation	(209,937)	(186,612)
Construction in-process	6,127	2,581
Property and equipment, Net	237,698	231,463
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	146,411	145,159
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,553	8,084
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,492	72,820
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40,707	36,502
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 169,345	$ 152,929